Consolidated and Combined Statements of Financial Condition - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 436,033	$ 11,630
Due from related parties	147,527	92,698
Operating lease assets	57,506	0
Deferred tax assets	442,165	800
Intangible assets, net	2,211,864	0
Goodwill	3,548,222	0
Other assets, net	28,920	16,469
Total Assets	6,872,237	121,597
Liabilities
Debt obligations, net	683,338	356,386
Accrued compensation	131,521	207,957
Operating lease liabilities	58,004	0
Deferred tax liabilities	48,613	0
TRA liability (includes $102,791 and $- at fair value)	462,179	0
Warrant liability, at fair value	40,429	0
Earnout Securities liability, at fair value	954,247	0
Accounts payable, accrued expenses and other liabilities	110,159	58,415
Total Liabilities	2,488,490	622,758
Commitments and Contingencies
Members' Equity [Abstract]
Total members' capital (deficit)		507,687
Shareholders' Equity (Deficit)
Additional paid-in capital	1,496,826
Accumulated deficit	(397,189)
Total Shareholders' Equity Attributable to Blue Owl Capital Inc.	1,099,762
Shareholders' equity attributable to noncontrolling interests	3,283,985	6,526
Total Shareholders' Equity (Deficit)	4,383,747	501,161
Total liabilities, Shareholders' equity and members' capital (deficit)	6,872,237	121,597
Class A Shares
Shareholders' Equity (Deficit)
Common stock value	32
Class C Shares
Shareholders' Equity (Deficit)
Common stock value	63
Class D Shares
Shareholders' Equity (Deficit)
Common stock value	29
Class E Shares
Shareholders' Equity (Deficit)
Common stock value	$ 1
Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Assets
Cash and cash equivalents		11,630	$ 7,343
Due from affiliates, net		92,698	42,874
Other assets, net		17,269	6,501
Total Assets		121,597	56,718
Liabilities
Debt obligations, net		356,386	287,104
Accrued compensation		207,957	72,849
Accounts payable, accrued expenses and other liabilities		58,415	47,262
Total Liabilities		622,758	407,215
Commitments and Contingencies
Members' Equity [Abstract]
Members' capital (deficit) attributed to members of Owl Rock Capital and sole member of Owl Rock Capital Securities LLC		(507,687)	(352,756)
Non-controlling interests		6,526	2,259
Total members' capital (deficit)		(501,161)	(350,497)
Shareholders' Equity (Deficit)
Total liabilities, Shareholders' equity and members' capital (deficit)		$ 121,597	$ 56,718